Fair Value Measurements and Derivative Instruments - Guarantee Liabilities (Details) $ in Billions	Dec. 31, 2017 USD ($)
Fair Value Disclosures [Abstract]
Maximum potential for losses under guarantor liabilities	$ 2.5